SHARE CAPITAL (Narrative) (Details)		12 Months Ended
	Jan. 08, 2018 CAD ($) $ / shares	Dec. 31, 2020 CAD ($) Share $ / shares shares	Dec. 31, 2019 CAD ($) $ / shares shares	Dec. 31, 2018 CAD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares
Disclosure of classes of share capital [line items]
Shares issued as penalty to the convertible debt lenders		$ 24,286
Shares issued for debt				$ 156,000
Exercise of stock option				1,060,000
Shares issued for services				110,395
Exercise of warrants				$ 2,166,300
Exercise price | $ / shares		$ 0.30	$ 0.30	$ 0.30
Proceeds from issuing shares		$ 0	$ 0	$ 30,000
Share-based compensation		$ 0	0	$ 1,913,692
Weighted average remaining contractual life of outstanding share options		1 year 10 months 24 days
Percentage of issued shares at time of options granted		10.00%
Percentage of issued shares at time of options granted to one optionee		5.00%
Weighted average fair value of stock options			$ 1.50
Number of warrants expired | Share		31,293,653
Weighted average remaining contractual life of exercisable warrants		9 months	10 months 20 days
Expiration of warrants reversed from contributed surplus to deficit		$ 597,632
Remaining life (years)		1 year 10 months 24 days
Class B Series I preferred shares [Member]
Disclosure of classes of share capital [line items]
Shares authorized | shares		1,500,000
Class B Series II preferred shares [Member]
Disclosure of classes of share capital [line items]
Shares authorized | shares		1,000,000
Number of Common shares [Member]
Disclosure of classes of share capital [line items]
Shares issued as penalty to the convertible debt lenders, shares | shares		714,286
Shares issued as penalty to the convertible debt lenders		$ 24,286
Shares issued for acquisition of Mexmaken, shares | shares				7,500,000	7,500,000
Shares issued for debt, shares | shares				780,000	780,000
Shares issued for debt				$ 156,000	$ 120,000
Shares issued, shares | shares				50,000	50,000
Exercise of stock options, shares | shares				5,600,000	5,600,000
Proceeds from exercise of options				$ 1,260,000
Exercise of stock option				$ 2,460,301
Shares issued for services, shares | shares				525,690	525,690
Shares issued for services				$ 110,395
Shares issued for subscriptions received, shares | shares				142,857	142,857
Shares issued for subscriptions received				$ 30,000
Exercise of warrants, shares | shares				8,665,201	8,665,201
Exercise of warrants				$ 2,166,300
Exercise price | $ / shares				$ 0.25
Contributed Surplus [Member]
Disclosure of classes of share capital [line items]
Exercise of stock option				$ (1,200,301)
Escrow Agreement [Member]
Disclosure of classes of share capital [line items]
Common shares issued | shares			30,000,000	30,000,000
Rojo Resources Ltd.[Member]
Disclosure of classes of share capital [line items]
Common shares issued | shares				500,000
Percentage of escrow release				10.00%
Percentage of remaining release				15.00%
Escrow [Member]
Disclosure of classes of share capital [line items]
Common shares issued | shares			75,000
Subscriptions [Member]
Disclosure of classes of share capital [line items]
Exercise price | $ / shares				$ 0.25
Warrants [Member]
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 0.25
Percentage of exercised warrants	8.00%
Each share purchase warrant assessed value | $ / shares	$ 0.40
Share-based compensation	$ 10,410